Standards issued but not yet effective	12 Months Ended
Sep. 30, 2024
Standards Issued But Not Yet Effective
Standards issued but not yet effective

4.	Standards issued but not yet effective

The IASB and the IFRIC have issued the following new and revised standards and interpretations that are not yet effective for the relevant reporting periods and the Company has not early adopted these standards, amendments and interpretations. However, the Company is currently assessing what impact the application of these standards or amendments will have on the Consolidated Financial Statements of the Company. The Company intends to adopt these standards, if applicable, when the standards become effective:

a.	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

The amendments address the measurement requirements for sale and leaseback transactions. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted. A seller-lessee shall apply the amendments retrospectively to sale and leaseback transactions entered into after the date of initial application. The date of initial application is the beginning of the annual reporting period in which an entity first applies IFRS 16.

b.	Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants (Amendments to IAS 1)

●	Liabilities are classified as either current or non-current depending on the existence at the end of the reporting period of a right to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that only covenants that an entity must comply with on or before the reporting date would affect a liability’s classification as current or non-current, even if compliance with the covenant is only assessed after the entity’s reporting date. Classification is unaffected by the likelihood that an entity will settle the liability within 12 months after the reporting date; and

●	How an entity classifies debt an entity may settle by converting it into equity.

Additionally, the amendments added new disclosure requirements for situations where a liability is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months after the reporting date. The disclosure should enable users of financial statements to understand the risk that the liability classified as non-current could become repayable within 12 months after the reporting period. Amendments are effective for annual reporting periods beginning on or after January 1, 2024, and do not have any impact on the Company’s reporting requirements.

c.	Lack of Exchangeability (Amendments to IAS 21)

The amendments specify how to determine whether a currency is exchangeable into another currency and how to determine the spot exchange rate when a currency lacks exchangeability.

The amendments are effective for annual reporting periods beginning on or after January 1, 2025. In applying the amendments, an entity shall not restate comparative periods but will follow the specific transitional provisions included in the amendments.

d.	IFRS 18 Presentation and Disclosure in Financial Statements (New)

IFRS 18 replaces IAS 1 Presentation of Financial Statements, and for all entities will-

●	Introduce a new defined structure for the statement of profit and loss and require the classification of income and expenses in that statement into one of five categories: operating; investing; financing; income taxes; and discontinued operations. IFRS 18 introduces definitions of these categories for purposes of the statement of profit and loss. Specific categorization requirements will apply to entities whose ‘main business activity’ is to provide financing to customers or to invest in specified assets. Entities will also be required to present new subtotals for ‘operating profit or loss’ and ‘profit or loss before financing and income taxes.

●	Require disclosure of ‘management-defined performance measures’ (MPMs) in a single note to the financial statements. MPMs are subtotals of income and expenses that an entity uses in public communications outside of its financial statements, to communicate management’s view of an aspect of the financial performance of the entity as a whole to users. Entities must disclose a reconciliation between the measure and the most directly comparable total or subtotal specifically required to be disclosed by IFRS Accounting Standards or subtotal listed in IFRS 18.
●	Enhance guidance about how to group information within the financial statements; and
●	For the statement of cash flows, require that ‘operating profit or loss’ be used as the starting point for determining cash flows from operating activities under the indirect method, and remove the optionality around classification of cash flows from interest and dividends.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including for interim financial statements. Earlier application is permitted. The new standard is to be applied retrospectively, and, in the year of adoption, a reconciliation is required between how the statement of profit or loss was presented in the comparative period under IAS 1 and how it is presented in the current year under IFRS 18.